Allowance for credit losses - Troubled debt restructurings loan count by type of modification (Details) - loans	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable
Reduction In Interest Rate	1,025	1,254
Extension of Maturity Date	177	269
Combination Interest Rate Reduction Maturity Date Extension	340	690
Other Modifications	561	198
Construction
Financing Receivable
Reduction In Interest Rate	0
Extension of Maturity Date	1
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
Mortgages
Financing Receivable
Reduction In Interest Rate	3	37
Extension of Maturity Date	68	130
Combination Interest Rate Reduction Maturity Date Extension	331	672
Other Modifications	411	6
Commercial | Commercial multi-family
Financing Receivable
Reduction In Interest Rate	0	0
Extension of Maturity Date	2	3
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
Commercial | CRE non-owner occupied
Financing Receivable
Reduction In Interest Rate	2	0
Extension of Maturity Date	10	13
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	1	0
Commercial | CRE owner occupied
Financing Receivable
Reduction In Interest Rate	0	1
Extension of Maturity Date	37	29
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
Commercial | Commercial and Industrial
Financing Receivable
Reduction In Interest Rate	3	2
Extension of Maturity Date	50	67
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
Consumer | Credit cards
Financing Receivable
Reduction In Interest Rate	659	515
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	2
Other Modifications	93	189
Consumer | Home equity lines of credit
Financing Receivable
Reduction In Interest Rate	0	0
Extension of Maturity Date	2	16
Combination Interest Rate Reduction Maturity Date Extension	1	12
Other Modifications	0	0
Consumer | Personal loans
Financing Receivable
Reduction In Interest Rate	355	668
Extension of Maturity Date	5	4
Combination Interest Rate Reduction Maturity Date Extension	1	0
Other Modifications	1	3
Consumer | Auto Loan
Financing Receivable
Reduction In Interest Rate	0	0
Extension of Maturity Date	2	6
Combination Interest Rate Reduction Maturity Date Extension	2	2
Other Modifications	38	0
Consumer | Other
Financing Receivable
Reduction In Interest Rate	3	31
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
Leasing
Financing Receivable
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	1
Combination Interest Rate Reduction Maturity Date Extension	5	2
Other Modifications	17	0